As filed with the Securities and Exchange Commission on April 28, 2021

Securities Act Registration No. 333-249503

Investment Company Act Registration No. 811-23464

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. __
Post-Effective Amendment No. 1

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 4

Uncommon Investment Funds Trust

(Exact Name of Registrant as Specified in Charter)

75 Virginia Road
Second Floor, Suite V1

North White Plains, NY 10603

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 888-291-2011
John Pileggi, President

Uncommon Investment Funds Trust
75 Virginia Road

Second Floor, Suite V1
North White Plains, NY 10603

With copy to:

Thaddeus Leszczynski	Alan Goldberg
Uncommon Investment Advisors LLC	Stradley Ronon Stevens & Young, LLP
75 Virginia Road	Suite 1601
Second Floor, Suite V1	191 North Wacker Drive
North White Plains, NY 10603	Chicago, IL 60606

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, New York State, on the 28th day of April 2021.

Uncommon Investment Funds Trust

By: /s/ John J. Pileggi

John J. Pileggi, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated

Signature	Title	Date

/s/ John J. Pileggi	President and Principal Executive Officer, Trustee	April 28, 2021
John J. Pileggi

/s/ Eric Rubin	Treasurer and Principal Financial and Accounting Officer	April 28, 2021
Eric Rubin

*/s/ Kevin Beard	Trustee	April 28, 2021
Kevin Beard

*/s/ Jillian DelSignore	Trustee	April 28, 2021
Jillian DelSignore

*/s/ Keith Fletcher	Trustee	April 28, 2021
Keith Fletcher

*/s/ Claire Gaudiani	Trustee	April 28, 2021
Claire Gaudiani

*/s/ Jeffrey Haas	Trustee	April 28, 2021
Jeffrey Haas

*/s/ Robert Korljan	Trustee	April 28, 2021
Robert Korljan

*/s/ George Mileusnic	Trustee	April 28, 2021
George Mileusnic

* By: /s/ Thaddeus Leszczynski Thaddeus Leszcynski,

Attorney-in-Fact Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase